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FOUNDED 1866

April 26, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Large Cap Index Fund, a series of BlackRock Funds III
(File Nos. 33-54126, Investment Company Act No. 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectus dated October 5, 2016 and the Prospectus dated April 29, 2016 (as amended October 5, 2016) of BlackRock Large Cap Index Fund (the “Fund”), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on April 5, 2017 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Fund Advisors

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